Equity Method Accounted Investees	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Equity Method Accounted Investees	Equity Method Accounted Investees
As of December 31, 2022 and 2021, Company’s equity method accounted investees are as follows:

			Ownership Percentage			Carrying Value
Investee	Principal Activity	Place of Incorporation	December 31, 2022	December 31, 2021		December 31, 2022		December 31, 2021
Heineken (1) (2)	Beverages	The Netherlands	14.8%	14.8%	Ps.	92,282	Ps.	96,349
Coca-Cola FEMSA:
Joint ventures:
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		189		183
Fountain Agua Mineral, L.T.D.A.	Beverages	Brazil	50.0%	50.0%		752		699
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%		578		18
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		3,632		3,348
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		157		178
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		100		102
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	29.3%	28.8%		2,267		2,128
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	25.1%	24.7%		388		404
TROP Frutas do Brasil S.A. (“TROP”)	Beverages	Brazil	23.9%	23.6%		13		55
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%		282		263
Other investments in Coca-Cola FEMSA	Various	Various	Various	Various		94		116
Proximity Division - Americas:
Raizen Conveniências	Proximity	Brazil	50.0%	50.0%		2,371		2,567
Other investments (1) (3)	Various	Various	Various	Various		564		889
					Ps.	103,669	Ps.	107,299

(1)Associate.
(2)As of December 31, 2022 and 2021 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group. The Company has significant influence, mainly, because it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group (see Note 30).
(3)Joint ventures.

During 2022, Coca-Cola FEMSA's ownership in Jugos del Valle, S.A.P.I. de C.V. increased due to a corporate reestructuring and its ownership in Leao Alimentos e Bebidas, LTDA, Trop Frutas do Brasil, LTDA increased due to the acquisition of CVI.

During 2022 and 2021 Coca-Cola FEMSA received dividends from Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA") for the amount of Ps. 16 and Ps. 16, respectively.

During 2022 Coca-Cola FEMSA made capital contributions to Planta Nueva Ecología de Tabasco S.A. de C.V. for the amounts of Ps. 560, and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.
During 2021 Coca-Cola FEMSA made capital contributions to Jugos del Valle, S.A.P.I. de C.V. for the amount of Ps. 44 and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. During 2021 Coca-Cola FEMSA reduced its capital on Leao Alimentos y Bebidas LTDA. for the amount of Ps. 46, and there were no changes in the ownership percentage as a result of the capital reduction.
During 2021, Coca-Cola FEMSA recognized an impairment on its investment in Trop Frutas Do Brasil LTDA. for the amount of Ps. 250.

During 2020 Coca-Cola FEMSA recognized impairments on its investment in Compañía Panameña de Bebidas, S.A.P.I. de C.V. and Leao Alimentos y Bebidas LTDA. for the amounts of Ps. 1,463 and Ps. 1,038, respectively.
On September 30, 2020, Coca-Cola FEMSA announced that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A.P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, Coca-Cola FEMSA agreed with the buyer that it could receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. Coca-Cola FEMSA estimated the amount of the payments to be received based on the forecasts of the business and calculated their net present value. As of December 31, 2022 and 2021, the financial asset recognized in the consolidated statement of financial position has a total value of Ps. 5 and Ps. 5, respectively. This transaction is presented in the other expenses line of the consolidated financial statements. Coca-Cola FEMSA concluded it did not achieve the requirements to be considered as a discontinued operation under IFRS 5.
On April 30, 2010, the Company acquired an economic interest of 20% of Heineken Group. Heineken’s main activities are the production, distribution and marketing of beer worldwide. On September 18, 2017, the Company concluded the sale of a portion of its investment, representing 5.2% combined economic interest, consisting of 22,485,000 Heineken N.V. shares and 7,700,000 Heineken Holding N.V. shares at the price of €. 84.50 and €. 78.00 per share, respectively.
The Company recognized an equity income (loss) of Ps. 7,359, Ps. 10,775 and Ps. (434) net of taxes based on its economic interest in Heineken Group for the years ended December 31, 2022, 2021 and 2020, respectively. The economic interest as of December 31, 2022 and 2021 was 14.8%. The Company’s share of the net income (loss) attributable to equity holders of Heineken Group exclusive of amortization of adjustments amounted to Ps. 8,316 (€.396 million), Ps. 11,635 (€. 491 million) and Ps. (842) (€.(30) million), for the years ended December 31, 2022, 2021 and 2020, respectively.

Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2022				December 31, 2021
Amounts in millions	Peso		Euro		Peso		Euro
Total current assets	Ps.	227,481	€.	11,015	Ps.	222,653	€.	9,578
Total non-current assets		854,803		41,391		912,929		39,272
Total current liabilities		293,050		14,190		281,141		12,094
Total non-current liabilities		336,543		16,296		396,489		17,056
Total equity		452,690		21,920		457,952		19,700
Equity attributable to equity holders		403,765		19,551		403,463		17,356
Total revenue and other income	Ps.	598,072	€.	28,866	Ps.	555,269	€.	23,462
Total cost and expenses		509,333		24,583		449,171		18,979
Net income	Ps.	62,965	€.	3,039	Ps.	83,662	€.	3,535
Net income attributable to equity holders		55,568		2,682		78,668		3,324
Other comprehensive income		6,257		302		31,713		1,340
Total comprehensive income	Ps.	69,222	€.	3,341	Ps.	115,375	€.	4,875
Total comprehensive income attributable to equity holders		62,965		3,039		107,968		4,562

Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

	December 31, 2022				December 31, 2021
Amounts in millions	Peso		Euro		Peso		Euro
Equity attributable to equity holders of Heineken	Ps.	403,765	€.	19,551	Ps.	403,463	€.	17,356
Economic ownership percentage		14.76%		14.76%		14.76%		14.76%
Investment in Heineken investment exclusive of goodwill and other adjustments	Ps.	59,560	€.	2,884	Ps.	59,534	€.	2,561
Effects of fair value determined by purchase price allocation		14,528		704		16,342		703
Goodwill		18,194		881		20,473		881
Heineken investment	Ps.	92,282	€.	4,469	Ps.	96,349	€.	4,145
As of December 31, 2022 and 2021, the fair value of the Company’s investment in Heineken N.V. Holding and Heineken N.V. represented by shares equivalent to 14.8% of its outstanding shares amounted to Ps. 143,638 (€.6,912 million) and Ps. 181,059 (€.7,779 million) based on quoted market prices of those dates. As of April 14, 2023, the fair value amounted to €. 8,090 million.

During the years ended December 31, 2022, 2021 and 2020, the Company received dividends distributions from Heineken Group, amounting to Ps. 2,635, Ps. 2,005 and Ps. 2,322, respectively.
For the years ended December 31, 2022, 2021 and 2020 the equity (loss) earnings recognized for associates of Coca-Cola FEMSA were Ps. 194, Ps. 85 and Ps. (124), respectively.
For the years ended December 31, 2022, 2021 and 2020 the equity (loss) earnings recognized for joint ventures of Coca-Cola FEMSA were Ps. 192, Ps. 3 and Ps. (157), respectively.
For the year ended December 31, 2022, 2021 and 2020, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2022		2021		2020
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	(286)	Ps.	32	Ps.	(14)
Exchange differences on translating foreign operations		2,655		2,893		(5,934)
Total	Ps.	2,369	Ps.	2,925	Ps.	(5,948)
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	Ps.	267	Ps.	590	Ps.	(111)